Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
REVENUE

NOTE 3:- REVENUE

Disaggregation of Revenues

Revenue disaggregated by geography for the years ended December 31, 2024, 2023 and 2022, based on the billing address of the Company’s customers, consists of the following:

	Year ended December 31,
	2024		2023		2022
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
China (excluding Hong Kong)	$254	33.1%	$639	43.5%	$1,476	42.0%
Hong Kong	-	-	266	18.1%	-	-
Sweden	224	29.2%	247	16.8%	1,276	36.3%
USA	220	28.6%	148	10.1%	135	3.8%
Germany	20	2.6%	81	5.5%	284	8.1%
Israel	50	6.5%	50	3.4%	25	0.7%
Italy	-	-	-	-	124	3.5%
Switzerland	-	-	-	-	197	5.6%
Other	-	-	39	2.6%	-	-
Total revenue	$768	100%	$1,470	100%	$3,517	100%

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of product and services revenue not yet performed. As of December 31, 2024 and 2023 the aggregate amount of the transaction price allocated to remaining performance obligations was $290 and $977, respectively. The Company expects to recognize 2024 remaining performance obligations as revenue during 2025.